PROSPECTUS MAY 1, 2009

AXA PREMIER VIP TRUST

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version A1

(82321)

INTRODUCTION

AXA Premier VIP Trust (“Trust”) is comprised of twenty-two (22) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class A shares of the five (5) AXA Allocation Portfolios of the Trust. The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Information on each AXA Allocation Portfolio, including its investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective and policies of each AXA Allocation Portfolio may be changed without a shareholder vote.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans, to other series of the Trust and to series of EQ Advisors Trust, a separate registered investment company managed by AXA Equitable. The prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant of a retirement plan under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to the AXA Allocation Portfolios is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit, provides the day-to-day management of the AXA Allocation Portfolios. Information regarding AXA Equitable is included under “Management Team” in this prospectus.

The co-distributors for each AXA Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in an AXA Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

Table of

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE

The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the AXA Allocation Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five AXA Allocation Portfolios — AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio. Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. The chart below illustrates each AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

AXA Allocation Portfolio	Income	Growth of Capital
Conservative Allocation Portfolio	High	Low
Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium
Moderate Allocation Portfolio	Medium	Medium to High
Moderate-Plus Allocation Portfolio	Low	Medium to High
Aggressive Allocation Portfolio	Low	High

AXA Equitable, under the oversight of the Trust’s Board of Trustees (the “Board”), has established an asset allocation target for each AXA Allocation Portfolio. This target is the approximate percentage of each AXA Allocation Portfolio’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying Portfolios in which the portfolio invests. Subject to this asset allocation target, AXA Equitable also has established target investment percentages for each asset category in which an AXA Allocation Portfolio invests. Each target investment percentage is an approximate percentage of an AXA Allocation Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios whose individual securities holdings fall within such asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., international equity securities, large cap equity securities, small/mid cap equity securities, investment grade bonds, and high yield bonds). These asset allocation targets and target investment percentages may be changed without shareholder approval.

AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Portfolios in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and the target investment percentages and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. AXA Equitable may sell an AXA Allocation Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities. The following chart describes the current asset allocation targets and target investment percentages among the asset classes and asset categories for each AXA Allocation Portfolio.

Asset Class	Conservative Allocation	Conservative-Plus Allocation	Moderate Allocation	Moderate-Plus Allocation	Aggressive Allocation
Percentage of Equity	20%	40%	50%	70%	90%
• International	5%	10%	15%	20%	25%
• Large Cap	10%	20%	25%	35%	45%
• Small/Mid Cap	5%	10%	10%	15%	20%
Percentage of Fixed Income*	80%	60%	50%	30%	10%
• Investment Grade	75%	55%	45%	28%	9%
• High Yield**	5%	5%	5%	2%	1%

*	The target allocation for the investment grade and high yield fixed income classes may include securities of both U.S. and foreign issuers.
**	High Yield fixed income assets, including high yield bonds, also are known as “Junk bonds.”

Actual allocations can deviate from the amounts shown above by up to 15% for each asset class and asset category. Each AXA Allocation Portfolio also may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, each AXA Allocation Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the holdings of the Underlying Portfolios in which it invests. The AXA Allocation Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance each AXA Allocation Portfolio’s holdings periodically to bring its asset allocation back into alignment with its asset allocation targets and target investment percentages. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE (cont’d)

In order to give you a better understanding of the types of Underlying Portfolios in which the AXA Allocation Portfolios currently may invest, the table below lists the Underlying Portfolios, divided by asset category, based on each Underlying Portfolio’s primary securities holdings. Each of the Underlying Portfolios is advised by AXA Equitable and sub-advised by other advisers, certain of which are affiliates of AXA Equitable. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with an AXA Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates. The AXA Allocation Portfolios will purchase Class A/IA shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

Investment Grade Bond	High Yield Bond

EQ/Intermediate Government Bond Index

EQ/Bond Index

EQ/Global Bond PLUS

EQ/Government Securities

EQ/Core Bond Index

EQ/Quality Bond PLUS

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Ultra Short Bond

EQ/Short Duration Bond

Multimanager Core Bond

EQ/Caywood-Scholl High Yield Bond Multi-Sector Bond Multimanager Multi-Sector Bond

Large Cap Equities	Small/Mid Cap Equities

EQ/Common Stock Index

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/GAMCO Mergers and Acquisitions

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value PLUS

EQ/Large Cap Core PLUS

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Focus PLUS

EQ/Montag & Caldwell Growth

EQ/AXA Mutual Shares Core

EQ/Oppenheimer Main Street Opportunity

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

Multimanager Aggressive Equity

Multimanager Large Cap Core Equity

Multimanager Large Cap Growth

Multimanager Large Cap Value

EQ/AllianceBernstein Small Cap Growth

EQ/Ariel Appreciation II

EQ/AXA Franklin Small Cap Value Core

EQ/GAMCO Small Company Value

EQ/Lord Abbett Mid Cap Value

EQ/Mid Cap Index

EQ/Mid Cap Value PLUS

EQ/Oppenheimer Main Street Small Cap

EQ/Small Company Index

EQ/Van Kampen Mid Cap Growth

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Small Cap Growth

Multimanager Small Cap Value

International Equities

EQ/AllianceBernstein International

EQ/BlackRock International Value

EQ/International Core PLUS

EQ/International ETF

EQ/International Growth

EQ/Oppenheimer Global

EQ/Templeton Growth Core

EQ/Global Multi-Sector Equity

Multimanager International Equity

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in any of the AXA Allocation Portfolios bears both the expenses of the particular AXA Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an AXA Allocation Portfolio instead of in the AXA Allocation Portfolio itself. However, not all of the Underlying Portfolios of an AXA Allocation Portfolio may be available as an investment option in your variable annuity contract or variable life policy. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Manager:	AXA Equitable

Key Characteristics:

•	High level of principal security

•	Potential for growth through conservative investments

•	Diversification created by some limited stock investment providing higher return potential

Investment Goal

Seeks a high level of current income.

Principal Investment Strategies

This portfolio invests approximately 80% of its assets in fixed income investments and approximately 20% of its assets in equity investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	5%
Large Cap Equity Securities	10%
Small/Mid Cap Equity Securities	5%
Investment Grade Bonds	75%
High Yield Bonds	5%

The target allocation to investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the portfolio’s assets.

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. AXA Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•

Risks Associated with Underlying Portfolios — The investments of each AXA Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Allocation Portfolios invest in Underlying Portfolios, each AXA Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Allocation Portfolios and the Underlying Portfolios are subject to certain general risks, including market risk, issuer-specific risk, portfolio management risk, security risk and sub-adviser selection risk. In addition, to the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Allocation Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, credit/default risk, foreign investing and emerging markets risk and lower-rated securities risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Allocation Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.

The following bar chart illustrates the calendar year annual total returns for the periods indicated. The inception date for the portfolio is July 31, 2003.

Calendar Year Annual Total Returns — Class A

Best quarter (% and time period)	Worst quarter (% and time period)
3.40% (2004 4th Quarter)	–5.33% (2008 3rd Quarter)

The table below shows how the average annual total returns for the one-year, five-year and since-inception periods ended December 31, 2008 compare to those of certain broad-based indexes as well as a hypothetical index designed by the Manager.

Average Annual Total Returns
	One Year	Five-Year	Since Inception
AXA Conservative Allocation Portfolio — Class A	–10.79%	1.96%	2.89%
Barclays Capital U.S. Aggregate Bond Index*	5.24%	4.65%	4.98%
MSCI EAFE Index*	–43.38%	1.66%	5.58%
S&P 500 Index*	–37.00%	–2.19%	0.24%
Conservative Allocation Composite Index*,**	–5.00%	3.37%	4.14%
*	For more information on this index, see the following section “Description of Benchmarks.”
**	Effective as of the date of this prospectus, this index is no longer a benchmark of the portfolio. The portfolio changed its benchmark because the Manager believes that the other benchmarks represent a better comparison against which to measure the portfolio’s performance.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Manager:	AXA Equitable

Key Characteristics:

•	Provides potential for higher returns along with safety of principal

•	Provides a combination of income and modest capital growth with an emphasis on capital preservation

Investment Goal

Seeks current income and growth of capital, with a greater emphasis on current income.

Principal Investment Strategies

This Portfolio invests approximately 60% of its assets in fixed income investments and approximately 40% of its assets in equity investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	10%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	55%
High Yield Bonds	5%

The target allocation to investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the portfolio’s assets.

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. AXA Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•

Risks Associated with Underlying Portfolios — The investments of each AXA Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Allocation Portfolios invest in Underlying Portfolios, each AXA Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Allocation Portfolios and the Underlying Portfolios are subject to certain general risks, including market risk, issuer-specific risk, portfolio management risk, security risk and sub-adviser selection risk. In addition, to the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Allocation Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, credit/default risk, foreign investing and emerging markets risk and lower-rated securities risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Allocation Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.

The following bar chart illustrates the calendar year annual total returns for the periods indicated. The inception date for the portfolio is July 31, 2003.

Calendar Year Annual Total Returns — Class A

Best quarter (% and time period)	Worst quarter (% and time period)
5.46% (2004 4th Quarter)	–8.88% (2008 4th Quarter)

The table below shows how the average annual total returns for the one-year, five-year and since-inception periods ended December 31, 2008 compare to those of certain broad-based indexes as well as a hypothetical index designed by the Manager.

Average Annual Total Returns
	One Year	Five-Year	Since Inception
AXA Conservative-Plus Allocation Portfolio — Class A	–19.24%	0.80%	2.19%
Barclays Capital U.S. Aggregate Bond Index*	5.24%	4.65%	4.98%
S&P 500 Index*	–37.00%	–2.19%	0.24%
MSCI EAFE Index*	–43.38%	1.66%	5.58%
Conservative-Plus Allocation Composite Index*,**	–14.46%	2.03%	3.23%
*	For more information on this index, see the following section “Description of Benchmarks.”
**	Effective as of the date of this prospectus, this index is no longer a benchmark of the portfolio. The portfolio changed its benchmark because the Manager believes that the other benchmarks represent a better comparison against which to measure the portfolio’s performance.

AXA MODERATE ALLOCATION PORTFOLIO

Manager:	AXA Equitable

Key Characteristics:

•	Diversification provided by balance of underlying portfolios investing in growth and undervalued stock

•	Balances higher return potential with a degree of price and income stability

Investment Goal

Seeks long-term capital appreciation and current income.

Principal Investment Strategies

This portfolio invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed income investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	15%
Large Cap Equity Securities	25%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	45%
High Yield Bonds	5%

The target allocation to investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the portfolio’s assets.

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. AXA Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•

Risks Associated with Underlying Portfolios — The investments of each AXA Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Allocation Portfolios invest in Underlying Portfolios, each AXA Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Allocation Portfolios and the Underlying Portfolios are subject to certain general risks, including market risk, issuer-specific risk, portfolio management risk, security risk and sub-adviser selection risk. In addition, to the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Allocation Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, credit/default risk, foreign investing and emerging markets risk and lower-rated securities risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Allocation Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The portfolio’s performance shown below is principally the performance of its predecessor registered investment company. On August 15, 2003, the portfolio merged with EQ/Balanced Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by AXA Equitable, and assumed the EQ/Balanced Portfolio’s operating history and performance record, which, in turn, assumed the operating history and performance record of its predecessor, HRT Alliance Balanced Portfolio, which transferred its assets to the EQ/Balanced Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/Balanced Portfolio and the performance shown for periods prior to that date is that of HRT Alliance Balanced Portfolio, whose inception date is January 27, 1986. The performance results of these portfolios have been linked for purposes of this presentation.

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that have been in place since August 15, 2003. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future results. This may be particularly true for this portfolio because the portfolio’s predecessor invested directly in a combination of equity or debt securities, while the portfolio invests substantially all of its assets in other mutual funds that emphasize either equity or debt investments. In addition, while the portfolio is directly advised by the Manager, the portfolio’s predecessor was advised by one investment sub-adviser until May 1, 2000, and, after that date, by multiple investment sub-advisers until August 15, 2003.

The following bar chart illustrates the calendar year annual total returns for the periods indicated.

Calendar Year Annual Total Returns — Class A

Best quarter (% and time period)	Worst quarter (% and time period)
12.72% (1999 4th Quarter)	–11.80% (2008 4th Quarter)

The table below shows how the average annual total returns for the one-year, five-year and ten-year periods ended December 31, 2008 compare to those of certain broad-based indexes as well as a hypothetical index designed by the Manager.

Average Annual Total Returns

	One Year	Five Years	Ten Years
AXA Moderate Allocation Portfolio — Class A	–24.29%	0.43%	1.99%
S&P 500 Index*	–37.00%	–2.19%	–1.38%
Barclays Capital U.S. Aggregate Bond Index*	5.24%	4.65%	5.63%
MSCI EAFE Index*	–43.38%	1.66%	0.80%
Moderate Allocation Composite Index*,**	–19.11%	1.33%	2.36%
*	For more information on this index, see “Description of Benchmarks.”
**	Effective as of the date of this prospectus, this index is no longer a benchmark of the portfolio. The portfolio changed its benchmark because the Manager believes that the other benchmarks represent a better comparison against which to measure the portfolio’s performance.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Manager:	AXA Equitable

Key Characteristics:

•	Potential for long-term growth

•	Broad diversification through Underlying Portfolios

Investment Goal

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Principal Investment Strategies

This portfolio invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments through investments in Underlying Portfolios. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	20%
Large Cap Equity Securities	35%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	28%
High Yield Bonds	2%

The target allocation to investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the portfolio’s assets.

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. AXA Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•

Risks Associated with Underlying Portfolios — The investments of each AXA Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Allocation Portfolios invest in Underlying Portfolios, each AXA Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Allocation Portfolios and the Underlying Portfolios are subject to certain general risks, including market risk, issuer-specific risk, portfolio management risk, security risk and sub-adviser selection risk. In addition, to the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Allocation Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, credit/default risk, foreign investing and emerging markets risk and lower-rated securities risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Allocation Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.

The following bar chart illustrates the calendar year annual total returns for the periods indicated. The inception date for the portfolio is July 31, 2003.

Calendar Year Annual Total Returns — Class A

Best quarter (% and time period)	Worst quarter (% and time period)
9.54% (2004 4th Quarter)	–16.11% (2008 4th Quarter)

The table below shows how the average annual total returns for the one-year, five-year and since-inception periods ended December 31, 2008 compare to those of certain broad-based indexes as well as a hypothetical index designed by the Manager.

Average Annual Total Returns

	One Year	Five-Year	Since Inception
AXA Moderate — Plus Allocation Portfolio — Class A	–31.63%	0.05%	2.27%
S&P 500 Index*	–37.00%	–2.19%	0.24%
Barclays Capital U.S. Aggregate Bond Index*	5.24%	4.65%	4.98%
MSCI EAFE Index*	–43.38%	1.66%	5.58%
Moderate — Plus Allocation Composite Index*,**	–27.46%	0.79%	2.90%
*	For more information on this index, see the following section “Description of Benchmarks.”
**	Effective as of the date of this prospectus, this index is no longer a benchmark of the portfolio. The portfolio changed its benchmark because the Manager believes that the other benchmarks represent a better comparison against which to measure the portfolio’s performance.

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Manager:	AXA Equitable

Key Characteristics:

•	Potential for long-term growth

•	Broad diversification among underlying equity portfolios

Investment Goal

Seeks long-term capital appreciation.

Principal Investment Strategies

This portfolio invests approximately 90% of its assets in equity investments and approximately 10% of its assets in fixed income investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	25%
Large Cap Equity Securities	45%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	9%
High Yield Bonds	1%

The target allocation to investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the portfolio’s assets.

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•

Risks Associated with Underlying Portfolios — The investments of each AXA Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Allocation Portfolios invest in Underlying Portfolios, each AXA Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Allocation Portfolios and the Underlying Portfolios are subject to certain general risks, including market risk, issuer-specific risk, portfolio management risk, security risk and sub-adviser selection risk. In addition, to the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Allocation Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, credit/default risk, foreign investing and emerging markets risk and lower-rated securities risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Allocation Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.

The following bar chart illustrates the calendar year annual total returns for the periods indicated. The inception date for the portfolio is July 31, 2003.

Calendar Year Annual Total Returns — Class A

Best quarter (% and time period)	Worst quarter (% and time period)
10.77% (2004 4th Quarter)	–21.21% (2008 4th Quarter)

The table below shows how the average annual total returns for the one-year, five-year and since-inception periods ended December 31, 2008 compare to those of certain broad-based indexes as well as a hypothetical index designed by the Manager.

Average Annual Total Returns
	One Year	Five-Year	Since Inception
AXA Aggressive Allocation Portfolio — Class A	–39.05%	–1.42%	0.96%
S&P 500 Index*	–37.00%	–2.19%	0.24%
Barclays Capital Aggregate Bond Index*	5.24%	4.65%	4.98%
MSCI EAFE Index*	–43.38%	1.66%	5.58%
Aggressive Allocation Composite Index*,**	–35.13%	–0.58%	1.85%
*	For more information on this index, see the following section “Description of Benchmarks.”
**	Effective as of the date of this prospectus, this index is no longer a benchmark of the portfolio. The portfolio changed its benchmark because the Manager believes that the other benchmarks represent a better comparison against which to measure the portfolio’s performance.

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIOS

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the AXA Allocation Portfolios. There are no fees or charges to buy or sell shares of the AXA Allocation Portfolios, reinvest dividends or other distributions or exchange into other portfolios. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Annual AXA Allocation Portfolio Operating Expenses

(expenses that are deducted from portfolio assets, as a percentage of average daily net assets)

	AXA Conservative Allocation Portfolio	AXA Conservative-Plus Allocation Portfolio
	CLASS A	CLASS A
Management fee	0.10%	0.10%
Distribution and/or service 12b-1 fees	0.00%	0.00%
Other expenses	0.20%	0.20%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.68%	0.76%
Total annual operating expenses	0.98%	1.06%
Less fee waiver/expense reimbursements[2]	(0.23)%	(0.21)%
Net annual operating expenses and Acquired Fund Fees and Expenses[2]	0.75%	0.85%
	AXA Moderate Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio
	CLASS A	CLASS A
Management fee	0.10%	0.10%
Distribution and/or service 12b-1 fees	0.00%	0.00%
Other expenses	0.17%	0.17%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.82%	0.87%
Total annual operating expenses	1.09%	1.14%
Less fee waiver/expense reimbursements[2]	(0.19)%	(0.19)%
Net annual operating expenses and Acquired Fund Fees and Expenses[2]	0.90%	0.95%
	AXA Aggressive Allocation Portfolio
	CLASS A
Management fee	0.10%
Distribution and/or service 12b-1 fees	0.00%
Other expenses	0.18%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.94%
Total annual operating expenses	1.22%
Less fee waiver/expense reimbursements[2]	(0.22)%
Net annual operating expenses and Acquired Fund Fees and Expenses[2]	1.00%
1	The Portfolio invests in shares of other investment companies. Therefore, the portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the portfolio will be reduced by each underlying investment company’s expenses.
2	Pursuant to a contract, AXA Equitable has agreed to make payments or waive or limit its management, administrative and other fees to limit the expenses of each AXA Allocation Portfolio through April 30, 2010 (unless the board of trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Net Annual Portfolio Operating Expenses (including Acquired Fund Fees and Expenses) of each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, and extraordinary expenses) do not exceed the following annualized rates:

Portfolio	CLASS A SHARES
Conservative Allocation	0.75%
Conservative-Plus Allocation	0.85%
Moderate Allocation	0.90%
Moderate-Plus Allocation	0.95%
Aggressive Allocation	1.00%

AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years (as of January 1, 2009) of the payment or waiver being made and the combination of an AXA Allocation Portfolio’s expense ratio and such reimbursements do not exceed the AXA Allocation Portfolio’s expense cap as set forth in the Expense Limitation Agreement. AXA Equitable may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management Team – The Manager – Expense Limitation Agreement.”

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIOS (cont’d)

Example

This example is intended to help you compare the direct and indirect costs of investing in each AXA Allocation Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing.

The example assumes that:

•	You invest $10,000 in an AXA Allocation Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The AXA Allocation Portfolio’s operating expenses (and the expenses of the Underlying Portfolios incurred indirectly) remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the AXA Allocation Portfolios. Actual expenses may be higher or lower than those shown. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. In addition, the fees and expenses of the Underlying Portfolios incurred indirectly by an AXA Allocation Portfolio will vary depending on, among other things, the AXA Allocation Portfolio’s allocation of assets among the Underlying Portfolios. Based on these assumptions your costs would be:

	AXA Conservative Allocation Portfolio	AXA Conservative-Plus Allocation Portfolio
	CLASS A	CLASS A
1 year	$ 77	$ 87
3 years	$ 289	$ 316
5 years	$ 519	$ 564
10 years	$1,180	$1,275

	AXA Moderate Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio
	CLASS A	CLASS A
1 year	$ 92	$ 97
3 years	$ 328	$ 343
5 years	$ 582	$ 609
10 years	$1,312	$1,369

AXA Aggressive Allocation Portfolio
CLASS A
1 year	$ 102
3 years	$ 365
5 years	$ 649
10 years	$1,458

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Each AXA Allocation Portfolio follows a distinct set of investment strategies. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in foreign securities, the performance of the portfolio will be subject to the risks of investing in foreign securities.

The AXA Allocation Portfolios also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should an AXA Allocation Portfolio take this action, it may not achieve its investment objective. The AXA Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolio’s prospectus.

General Risks of Underlying Portfolios

Each of the Underlying Portfolios may be subject to certain general investment risks, as discussed below.

Derivatives Risk.  Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit/default risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. The possible lack of a liquid secondary market for derivatives and the resulting inability of the portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk.  To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk.  When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk.  The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Events in the financial markets may cause an unusually high degree of volatility in the markets, both domestic and foreign, and in the net asset values of many mutual funds. These events also may decrease liquidity in some markets, which may adversely affect the ability of a portfolio to sell a security at the time and price that it desires. Financial market conditions like this may be isolated or widespread and may persist for a long period of time.

Multiple Sub-Adviser Risk.  Some of the Underlying Portfolios employs multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio’s assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

appropriate when the other sub-adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each sub-adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other sub-advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Portfolio Management Risk.  The risk that the strategies used by the Underlying Portfolios’ Manager or Sub-advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk.  The Underlying Portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

Security Risk.  The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Securities Lending Risk.  For purposes of realizing additional income, each Underlying Portfolio or portion thereof may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by the Underlying Portfolio or portion thereof. In addition, if an Underlying Portfolio lends securities, there is a risk that the securities will not be available to the Underlying Portfolio on a timely basis, and the Underlying Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Underlying Portfolio’s Sub-adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Sub-Adviser Selection Risk.  The risk that the process for selecting or replacing a Sub-adviser for an Underlying Portfolio and the decision to select or replace a Sub-adviser does not produce the intended result.

Risks of Equity Investments

Each AXA Allocation Portfolio may invest a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in an AXA Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Aggressive Allocation, Moderate-Plus Allocation and Moderate Allocation Portfolios will be subject to the risks of investing in equity securities to a greater extent than that of the Conservative Allocation and Conservative-Plus Allocation Portfolios. The risks of investing in equity securities may include:

Convertible Securities Risk.  Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. While no securities investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock; however, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio or portion thereof is called for redemption, the portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the Sub-adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities. The credit standing of the issuer and other factors may have an effect on a convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure, but are usually subordinated to comparable nonconvertible securities. Convertible securities are subject to interest rate risk and credit/default risk and are often lower-quality securities.

Currency Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Distressed Companies Risk.  Debt obligations of distressed companies typically are unrated, lower-rated or close to default.

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Equity Risk.  Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange Traded Funds (“Underlying ETFs”) Risk.  When an Underlying Portfolio or portion thereof invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the portfolio’s direct fees and expenses. Therefore, the cost of investing in the portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of the portfolio or portion thereof. If that were to occur, the portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time that is unfavorable to the portfolio or portion thereof. Imperfect correlation between an Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance to not match the performance of its index. No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an Underlying ETF may not produce the intended results. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a portfolio or portion thereof that invests in such an Underlying ETF could be adversely impacted.

•

Net Asset Value Risk.  The market price of an Underlying ETF (defined below) may be different from its net asset value (i.e., the Underlying ETF may trade at a at a discount or premium to its net asset value). The performance of a portfolio could be adversely impacted.

•

Passive Investment Risk.  Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

•

Concentration Risk — Risks involved to the extent that the Underlying ETFs’ Index is concentrated in the securities of companies in a particular market, industry or group of industries. Such Underlying ETFs may be adversely affected by the performance of those securities.

•

Custody Risk — The risks involved in the process of clearing and settling trades and holding securities with local agents and depositaries. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

•

Inactive Market Risk.  Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

•	Issuer Risk — The performance of the Underlying ETFs depends on the performance of individual companies in which the Underlying ETFs invest.

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Portfolio Management Risk.  The risk that AXA Equitable’s selection of the Underlying ETFs, and its allocation and reallocation of portfolio assets amount the Underlying ETFs, may not produce the desired results. The Manager selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

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Secondary Market Trading Risk — Shares of the Underlying Portfolios may trade in the secondary market on days when the Underlying Portfolios do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Underlying Portfolios accept purchase and redemption orders.

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Tracking Error Risk.  Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause and Underlying ETF’s performance to not match the performance of its index.

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Underlying ETF Management Risk.  No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

•	Valuation Risk. The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

Financial Services Sector Risk.  The value of a portfolio’s shares may be particularly vulnerable to factors affecting the financial services sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a portfolio’s shares could experience significantly greater volatility than portfolios investing in a diversified portfolio of securities. Events in the financial markets may cause an unusually high degree of volatility in the markets, both domestic and foreign, and in the net asset values of many mutual funds. These events also may decrease liquidity in some markets, which may adversely affect the ability of a portfolio to sell a security at the time and price that it desires. Financial market conditions like this may be isolated or widespread and may persist for a long period of time.

Focused Portfolio Risk.  Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

Index-Fund Risk.  An index portfolio (or index-allocated portion of a portfolio) invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the portfolio, or portion thereof, attempts to closely track its benchmark index, it may not be able to invest in all of the securities of the index. Also, the portfolio’s or portion’s returns, unlike those of the benchmark index, are reduced by its respective fees and expenses. Therefore, there can be no assurance that the performance of the portfolio, or portion thereof, will match that of the benchmark index.

Initial Public Offering (“IPO”) Risk.  A portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the portfolio will receive an allocation of shares. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as those portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Company Securities Risk.  A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Investment Style Risk.  The Sub-advisers to an Underlying Portfolio may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

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Growth Investing Risk.  Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Sub-advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Sub-advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Sub-advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

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Value Investing Risk.  Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Sub-advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s

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earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk.  Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Diversification Risk.  Certain of the Underlying Portfolios are classified as “non-diversified” investment companies, which means that the proportion of each portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each such portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a portfolio’s investment performance, as the portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Real Estate Investing Risk.  Investing in real estate investment trusts (“REITS”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITS), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a portfolio indirectly bears REIT management expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Small- and Mid-Capitalization Risk.  To the extent an Underlying Portfolio invests in securities of small- and mid-capitalization issuers, it will be exposed to the risks of investing in such issuers. The portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Risk is greater for the common stocks of small- and mid- capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Smaller companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small- cap and mid-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Special Situations Risk.  A portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings tender or exchange offers or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” may not be completed on the terms or within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the portfolio.

Unseasoned Companies Risk.  These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

Each portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

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In general, the performance of the Conservative Allocation, Conservative-Plus Allocation and Moderate Allocation Portfolios will be subject to the risks of investing in fixed income securities to a greater extent than that of the Aggressive Allocation and Moderate-Plus Allocation Portfolios. The risks of investing in fixed income securities may include:

Banking Industry Sector Risk.  To the extent a portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit/default risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Credit/Default Risk.  The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. It is possible that the issuer of a security will not be able to make interest and principal payments when due. Discontinuation of these payments could substantially adversely affect the price of the bond. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

Convertible Securities Risk.  Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. While no securities investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock; however, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio or portion thereof is called for redemption, the portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the Sub-adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities. The credit standing of the issuer and other factors may have an effect on a convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure, but are usually subordinated to comparable nonconvertible securities. Convertible securities are subject to interest rate risk and credit/default risk and are often lower-quality securities.

Currency Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Index-Fund Risk.  An index portfolio (or index-allocated portion of a portfolio) invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the portfolio, or portion thereof, attempts to closely track its benchmark index, it may not be able to invest in all of the securities of the index. Also, the portfolio’s or portion’s returns, unlike those of the benchmark index, are reduced by its respective fees and expenses. Therefore, there can be no assurance that the performance of the portfolio, or portion thereof, will match that of the benchmark index.

Interest Rate Risk.  The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on funds holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk.  Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s (or, if unrated, determined by a sub-adviser to be of comparable quality) are considered investment grade securities, but securities rated BBB or Baa (or, if unrated, determined by a sub-adviser to be of comparable quality) are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Liquidity Risk.  The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Loan Participation and Assignment Risk.  The portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests

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in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

Lower-Rated Securities Risk (also referred to as Junk Bond/Below Investment Grade Securities Risk).  Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength and tend to more greatly affected by economic downturn than issuers of higher grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit/default risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. Lower-rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a lower rated security’s value will decrease in a rising interest rate market, as will the value of the portfolio’s assets. If the portfolio experiences unexpected net redemptions, this may force it to sell its lower-rated securities, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio expenses can be spread and possibly reducing the portfolio’s rate of return.

Money Market Risk.  Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield. As a result, it is possible to lose money by investing in a money market fund. In addition, the portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Mortgage-Backed and Asset-Backed Securities Risk.  The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities may affect the liquidity of such securities, which means that a portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk.  A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

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Risks of Foreign Securities Investments

Each AXA Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities. Therefore, as an investor in an AXA Allocation Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Investing and Emerging Markets Risk.  A portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the portfolio’s performance. The value of a portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

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Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

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Depositary Receipts Risk — American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. An Underlying Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

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Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, an Underlying Portfolio or portion thereof investing in emerging market countries may be required to establish special custody or other arrangements before investing.

•	Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

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Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s foreign investments.

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Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform, accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

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Settlement Risk – Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for an Underlying Portfolio or portion thereof to carry out transactions. If an Underlying Portfolio or portion thereof cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If an Underlying Portfolio or portion thereof cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Underlying Portfolio or portion thereof could be liable for any losses incurred.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Index-Fund Risk.  An index portfolio (or index-allocated portion of a portfolio) invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the portfolio, or portion thereof, attempts to closely track its benchmark index, it may not be able to invest in all of the securities of the index. Also, the portfolio’s or portion’s returns, unlike those of the benchmark index, are reduced by its respective fees and expenses. Therefore, there can be no assurance that the performance of the portfolio, or portion thereof, will match that of the benchmark index.

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS

The following is additional information regarding the Underlying Portfolios. If you would like more information about the Underlying Portfolios, their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND
EQ/Intermediate Government Bond Index Portfolio (formerly EQ/AllianceBernstein Intermediate Government Securities Portfolio)	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Bond Index, or other financial instruments that derive their value from those securities. The Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

•   Credit Risk

•   Derivatives Risk

•   Exchange-Traded Fund Risk

•   Fixed Income Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Zero Coupon Risk

EQ/Quality Bond PLUS Portfolio (formerly EQ/AllianceBernstein Quality Bond Portfolio)	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Credit Risk

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Exchange-Traded Fund Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Multiple Sub-Adviser Risk

•   Portfolio Turnover Risk

•   Zero Coupon Risk and Pay-in Kind Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index.	The Portfolio seeks to achieve its investment objective of achieving (before fees and expenses) the total return performance of the Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index. The Portfolio generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market, including government and credit securities, agency, credit securities, mortgage-backed securities, asset-backed securities and commercial mortgage-based securities.

•   Credit Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Futures and Options Risk

•   Index-Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

EQ/Global Bond PLUS Portfolio (formerly EQ/Evergreen International Bond Portfolio)	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Credit Risk

•   Currency Risk

•   Emerging Markets Risk

•   Exchange-Traded Fund Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bonds or Lower Rated Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Multiple Sub-Adviser Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Government Securities Portfolio	Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.	• Fixed Income Risk • Interest Rate Risk • Mortgage-Backed Securities Risk
EQ/Core Bond Index Portfolio (formerly EQ/JPMorgan Core Bond Portfolio)	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities.

•   Credit Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

EQ/Long Term Bond Portfolio	Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities.	• Credit Risk • Fixed Income Risk • Interest Rate Risk • Investment Grade Securities Risk • Liquidity Risk • Mortgage-Backed and Asset-Backed Securities Risk
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.	• Banking Industry Sector Risk • Credit Risk • Fixed Income Risk • Foreign Securities Risk • Interest Rate Risk • Mortgage-Backed and Asset-Backed Securities Risk • Money Market Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/PIMCO Ultra Short Bond Portfolio (formerly EQ/PIMCO Real Return Portfolio)	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The average portfolio duration will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.

•   Credit Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Futures and Options Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Turnover Risk

EQ/Short Duration Bond Portfolio	Seeks to achieve current income with reduced volatility of principal.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

•   Convertible Securities Risk

•   Credit Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

Multimanager Core Bond Portfolio	Seeks a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Credit/Default Risk

•   Currency Risk

•   Derivatives Risk

•   Foreign Investing and Emerging Markets Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Issuer-Specific Risk

•   Leverage Risk

•   Liquidity Risk

•   Lower-Rated Securities Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Sub-Adviser Selection Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LARGE CAP EQUITIES
EQ/Common Stock Index Portfolio (formerly EQ/AllianceBernstein Common Stock Portfolio)	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.	• Derivatives Risk • Equity Risk • Exchange-Traded Funds Risk • Index Fund Risk • Large-Cap Company Risk • Small- and Mid-Capitalization Risk
EQ/Large Cap Growth Index Portfolio (formerly EQ/AllianceBernstein Large Cap Growth Portfolio)	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio seeks to hold all securities in the index in the exact weight each represents in the index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index Fund Risk • Large-Cap Company Risk • Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value PLUS Portfolio (formerly EQ/AllianceBernstein Value Portfolio)	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Foreign Securities Risk

•   Focused Portfolio Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Sub-Adviser Risk

•   Portfolio Turnover Risk

•   Value Investing Risk

EQ/BlackRock Basic Value Equity Portfolio	Seeks to achieve capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Sub-adviser believes are undervalued and therefore represent basic investment values.	• Currency Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Mid-Cap Company Risk • Value Investing Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Boston Advisors Equity Income Portfolio	Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large-capitalization companies.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities and Emerging Markets Risk • Large-Cap Company Risk • Small- and Mid-Cap Company Risk
EQ/Capital Guardian Growth Portfolio	Seeks to achieve long-term growth of capital	The Sub-adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio normally will be invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small- and Mid-Cap Company Risk
EQ/Capital Guardian Research Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Small- and Mid-Cap Company Risk
EQ/Davis New York Venture Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio may invest a significant portion of its assets in the financial services sector.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Financial Services Sector Risk • Foreign Securities Risk • Large-Cap Company Risk • Special Situations Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Evergreen Omega Portfolio	Seeks to achieve long-term capital growth.	The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-adviser employs a growth style of equity management.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

EQ/GAMCO Mergers and Acquisitions Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio, which is a non-diversified portfolio, invests primarily in equity securities of companies that the Sub-adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Large-Cap Company Risk

•   Non-Diversification Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

•   Special Situations Risk

EQ/JPMorgan Value Opportunities Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For the purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. The Sub-adviser employs a value-oriented investment approach.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Investment Grade Securities Risk

•   Interest Rate Risk

•   Junk Bonds or Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Mid-Cap Company Risk

•   Value Investing Risk

•   Zero Coupon and Pay-in Kind Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity Portfolio)	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio typically will hold all securities in the Russell 1000 Value Index in the exact weight each represents in that index, although, in certain instances, a sampling approach may be used.	• Derivatives Risk • Equity Risk • Index Fund Risk • Large-Cap Company Risk • Value Investing Risk
EQ/Lord Abbett Growth and Income Portfolio	Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.	The Portfolio primarily invests in the equity securities of large, seasoned U.S. and multinational companies that the Sub-adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. For the purposes of this Portfolio, a large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Large-Cap Company Risk

•   Value Investing Risk

EQ/Lord Abbett Large Cap Core Portfolio	Seeks to achieve capital appreciation and growth of income with reasonable risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. For the purposes of this Portfolio, a large company is defined as having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Value Investing Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Focus PLUS Portfolio (formerly EQ/Marsico Focus Portfolio)	Seeks to achieve long-term growth of capital.	The Portfolio is non-diversified and its core investments generally are comprised of established companies that exhibit growth characteristics. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Currency Risk

•   Emerging Market Risk

•   Derivatives Risk

•   Equity Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Mid-Cap Company Risk

•   Multiple Sub-Adviser Risk

•   Non-Diversification Risk

•   Portfolio Turnover Risk

EQ/Montag & Caldwell Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large-capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small- and Mid-Cap Company Risk
EQ/AXA Mutual Shares Core Portfolio (formerly EQ/Mutual Shares Portfolio)	Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.	The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. Under normal circumstances, the Active Allocated Portion invests mainly in equity securities (including securities convertible into, or that the Sub-adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies. The Index Allocated Portion seeks to track the performance of the S&P 500 Index.

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Distressed Companies Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Index-Fund Risk

•   Interest Rate Risk

•   Investment Company Securities Risk

•   Junk Bonds and Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Liquidity Risk

•   Multiple Sub-Adviser Risk

•   Real Estate Investing Risk

•   Small-Cap and Mid-Cap Company Risk

•   Special Situations Risk

•   Value Investing Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Main Street Opportunity Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small-, medium- and large-capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including ETFs.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Exchange Traded Funds Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Investment Company Securities Risk

•   Large-Cap Company Risk

•   Liquidity Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

•   Value Investing Risk

EQ/T. Rowe Price Growth Stock Portfolio	Seeks to achieve long-term capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in the equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are companies with market capitalization larger than the median market cap of companies in the Russell 1000 Growth Index (the median market cap as of December 31, 2008 was $3.2 billion, and is subject to change).

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Small-Cap and Mid-Cap Company Risk

•   Special Situations Risk

EQ/UBS Growth and Income Portfolio	Seeks to achieve total return through capital appreciation with income as a secondary consideration.

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large-

capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For purposes of this Portfolio, large-capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.

• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Large-Cap Company Risk • Small- and Mid-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Van Kampen Comstock Portfolio	Seeks to achieve capital growth and income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in preferred stocks and securities convertible into common and preferred stocks.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bond or Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Real Estate Investing Risk

•   Small- and Mid-Cap Company Risk

•   Value Investing Risk

EQ/Large Cap Core PLUS Portfolio (formerly MarketPLUS Large Cap Core Portfolio)	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Exchange Traded Fund Risk

•   Equity Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Multiple Sub-Adviser Risk

•   Portfolio Turnover Risk

•   Value Investing Risk

EQ/Large Cap Growth PLUS Portfolio (formerly MarketPLUS Large Cap Growth Portfolio)	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   Equity Risk

•   Exchange Traded Fund Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Multiple Sub-Adviser Risk

•   Portfolio Turnover Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Credit/Default Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Large-Capitalization Risk

•   Leverage Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Small- and Mid-Capitalization Risk

•   Sub-Adviser Selection Risk

Multimanager Large Cap Core Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies within the range of the S&P 500 Index at the time of investment (market capitalization range of approximately $488.9 million to $406.1 billion as of December 31, 2008). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Issuer-Specific Risk

•   Large-Capitalization Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

Multimanager Large Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies with market capitalization within the range of the Russell 1000 Index at the time of investment (market capitalization range of approximately $24.4 million to $406.1 billion as of December 31, 2008). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Derivatives Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Large-Capitalization Risk

•   Leverage Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Large Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies within the range of the Russell 1000 Index at the time of investment (market capitalization range of approximately $24.4 million to $406.1 billion as of December 31, 2008). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Large-Capitalization Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

HIGH YIELD BOND
EQ/Caywood-Scholl High-Yield Bond Portfolio	Seeks to maximize current income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are rated below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s or B- to BB+ by S&P, which are commonly known as “junk bonds.”

•   Credit Risk

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Interest Rate Risk

•   Junk Bonds or Lower Rated Securities Risk

•   Liquidity Risk

•   Portfolio Turnover Risk

MULTI-SECTOR BOND
Multimanager Multi-Sector Bond Portfolio (formerly Multimanager High Yield Portfolio)	Seeks to achieve high total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds, including investment grade bonds and bonds that are rated below investment grade (so called “junk bonds”). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Credit/Default Risk

•   Currency Risk

•   Derivatives Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Issuer-Specific Risk

•   Leverage Risk

•   Liquidity Risk

•   Lower-Rated Securities Risk

•   Loan Participation and Assignment Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Sub-Adviser Selection Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SMALL/MID CAP EQUITIES
EQ/AllianceBernstein Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small-capitalization companies (currently considered by the Sub-adviser to mean companies with market capitalizations in the range of the Russell 2500 Index, which was $8 million to $8 billion as of December 31, 2008 at the time of initial purchase). The Portfolio invests primarily in U.S. common stocks and other equity type securities issued by smaller companies with favorable growth prospects.	• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Liquidity Risk • Portfolio Turnover Risk • Small-Cap and Mid-Cap Company Risk • Special Situations Risk
EQ/Ariel Appreciation II Portfolio	Seeks to achieve long-term capital appreciation.	The Portfolio invests primarily in the securities of mid-capitalization companies (currently considered by the Sub-adviser to mean companies with market capitalizations generally between $2 billion and $15 billion at the time of initial purchase by the Portfolio). The Portfolio generally contains no more than 50 stocks, and it generally holds investments for a relatively long period of time — typically two to five years.	• Convertible Securities Risk • Currency Risk • Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Mid-Cap Company Risk • Value Investing Risk
EQ/Mid Cap Index Portfolio (formerly EQ/FI Mid Cap Portfolio)	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P Mid Cap 400 Index. The Portfolio typically will hold all 400 securities in the S&P Mid Cap 400 Index in the exact weight each represents in that index although, in certain circumstances, a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Futures and Options Risk • Index Fund Risk • Mid-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/AXA Franklin Small Cap Value Core Portfolio (formerly EQ/Franklin Small Cap Value Portfolio)	Seeks to achieve long-term total return.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3.5 billion at the time of purchase.

The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Equity Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Foreign Securities Risk

•   Index-Fund Risk

•   Liquidity Risk

•   Multiple Sub-Adviser Risk

•   Small-Cap and Mid-Cap Company Risk

•   Value Investing Risk

EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small-capitalization companies. Small-capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment. The Sub-adviser utilizes a value-oriented investment style.	• Convertible Securities Risk • Currency Risk • Equity Risk • Foreign Securities Risk • Liquidity Risk • Small-Cap Company Risk • Value Investing Risk
EQ/Lord Abbett Mid Cap Value Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of mid-size companies. For purposes of this Portfolio, a mid-size company is defined as a company having a market cap at the time of purchase within the range of companies in the Russell MidCap Index. In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Mid-Cap Company Risk

•   Value Investing Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Main Street Small Cap Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000 Index or the S&P Small Cap 600 Index. Under normal circumstances, the Portfolio may invest up to 20% of its net assets in securities of mid- and large-capitalization companies if the sub-adviser believes they offer opportunities for growth.

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Exchange Traded Funds Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Initial Public Offering Risk

•   Investment Company Securities Risk

•   Large-Cap Company Risk

•   Liquidity Risk

•   Portfolio Turnover Risk

•   Small-Cap and Mid-Cap Company Risk

•   Unseasoned Companies Risk

•   Value Investing Risk

EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Index-Fund Risk • Liquidity Risk • Small-Cap Company Risk
EQ/Van Kampen Mid Cap Growth Portfolio	Seeks to achieve capital growth.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. For the purposes of this Portfolio, medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bond or Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Real Estate Investing Risk

•   Small-Cap and Mid-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Mid Cap Value PLUS Portfolio (formerly MarketPLUS Mid Cap Value Portfolio)	Seeks to achieve long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Exchange Traded Funds Risk

•   Foreign Securities and Emerging Markets Risk

•   Futures and Options Risk

•   Index-Fund Risk

•   Mid-Cap Company Risk

•   Multiple Sub-Adviser Risk

•   Real Estate Investing Risk

•   Value Investing Risk

Multimanager Mid Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Growth Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Mid-Capitalization Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Value Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Derivatives Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Leverage Risk

•   Liquidity Risk

•   Mid-Capitalization Risk

•   Portfolio Management Risk

•   Sub-Adviser Selection Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Derivatives Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Leverage Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Small-Capitalization Risk

•   Sub-Adviser Selection Risk

Multimanager Small Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Investment Grade Securities Risk

•   Investment Style Risk

•   Issuer-Specific Risk

•   Large-Capitalization Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Portfolio Turnover Risk

•   Small-Capitalization Risk

•   Sub-Adviser Selection Risk

INTERNATIONAL EQUITIES
EQ/AllianceBernstein International Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Investment Grade Securities Risk

•   Interest Rate Risk

•   Value Investing Risk

EQ/BlackRock International Value Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. The Portfolio invests primarily in the securities of companies located in the developed foreign markets.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities and Emerging Markets Risk

•   Large-Cap Company Risk

•   Small-Cap and Mid-Cap Company Risk

•   Value Investing Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International ETF Portfolio	Seeks long-term capital appreciation	Under normal market conditions, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Derivatives Risk

•   Equity Risk

•   European Economic Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Inactive Market Risk

•   Investment Company Securities Risk

•   Investment Style Risk

•   Issuer Risk

•   Large-Cap Company Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Leveraging Risk

•   Liquidity Risk

•   Management Risk

•   Market Risk

•   Net Asset Value Risk

•   Opportunity Risk

•   Passive Investment Risk

•   Portfolio Management Risk

•   Secondary Market Trading Risk

•   Security Risk

•   Small-and Mid-Cap Company Risk

•   Tracking Error Risk

•   Trading Risk

•   Underlying ETF Management Risk

•   Valuation Risk

EQ/International Growth Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies including emerging markets equity securities. The Portfolio may invest a relatively high percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Sub-advisers focus on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e. growth companies).

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Equity Risk

•   Foreign Securities and Emerging Markets Risk

•   Geographic Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Global Portfolio	Seeks to achieve capital appreciation	The Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Exchange Traded Funds Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Liquidity Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

•   Special Situations Risk

EQ/AXA Templeton Growth Core Portfolio (formerly EQ/Templeton Growth Portfolio)	Seeks to achieve long-term capital growth	The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. Under normal circumstances, the Active Allocated Portion invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The Index Allocated Portion is allocated between two sub-portions, which seek to track the performance (before fees and expenses) of the S&P 500 Index and Morgan Stanley Capital International EAFE Index, respectively.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Large-Cap Company Risk

•   Multiple Sub-Adviser Risk

•   Real Estate Investing Risk

•   Small- and Mid-Cap Company Risk

•   Value Investing Risk

EQ/Global Multi-Sector Equity Portfolio (formerly EQ/Van Kampen Emerging Markets Equity Portfolio)	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Interest Rate Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Junk Bond and Lower Rated Securities Risk

•   Liquidity Risk

•   Multiple Sub-Adviser Risk

•   Portfolio Turnover Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International Core PLUS Portfolio (formerly MarketPLUS International Core Portfolio)	Seeks to achieve long-term growth of capital	The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   Equity Risk

•   Exchange Trades Funds Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Multiple Sub-Adviser Risk

•   Small- and Mid-Capitalization Risk

Multimanager International Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•   Currency Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Index-Fund Risk

•   Issuer-Specific Risk

•   Large-Capitalization Risk

•   Liquidity Risk

•   Portfolio Management Risk

•   Small- and Mid-Capitalization Risk

•   Sub-Adviser Selection Risk

MANAGEMENT TEAM

The Manager

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each AXA Allocation Portfolio. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the AXA Allocation Portfolios. In addition to its managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for each AXA Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each AXA Allocation Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolios to be held by an AXA Allocation Portfolio using AXA Equitable’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable also will rebalance each AXA Allocation Portfolio’s holdings as deemed necessary to bring the asset allocation of an AXA Allocation Portfolio back into alignment with its asset allocation range.

As noted above, AXA Equitable has the authority to select and substitute Underlying Portfolios. AXA Equitable may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios.

A committee of AXA FMG investment personnel manages each AXA Allocation Portfolio. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the AXA Allocation Portfolios. Xavier Poutas assists the lead portfolio manager with day-to-day management of each AXA Allocation Portfolio but does not have primary responsibility for management of the AXA Allocation Portfolios.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the AXA Allocation Portfolios since 2003. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.
Xavier Poutas, CFA®	Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003 he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolios.

Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the AXA Allocation Portfolios is available in the Trust’s SAI.

A discussion of the basis of the decision by the Board to approve the investment management agreement with AXA Equitable is available in the Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Management Fees

Each AXA Allocation Portfolio pays a fee to AXA Equitable for management services. For the fiscal year ended December 31, 2008, each portfolio paid a fee at an annual rate of 0.10% of the average daily net assets of the portfolio. AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each AXA Allocation Portfolio pays AXA Equitable a fee at an annual rate of 0.15% of the AXA Allocation Portfolio’s total average daily net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment sub-adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an AXA Allocation Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

MANAGEMENT TEAM

The Manager (cont’d)

Expense Limitation Agreement

In the interest of limiting through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each AXA Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the AXA Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees so that the net annual operating expenses (including acquired fund fees and expenses) of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), do not exceed the following annualized rates:

	AXA Conservative Allocation Portfolio	AXA Conservative-Plus Allocation Portfolio
	CLASS A SHARES	CLASS A SHARES
1 year	0.75%	0.85%

	AXA Moderate Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio
	CLASS A SHARES	CLASS A SHARES
1 year	0.90%	0.95%

	AXA Aggressive Allocation Portfolio
	CLASS A SHARES
1 year	1.00%

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years (as of January 1, 2009) of the payments or waivers being made and the combination of the AXA Allocation Portfolio’s expense ratio and such reimbursements do not exceed the AXA Allocation Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments or waivers made, the portfolio will be charged such lower expenses. AXA Equitable’s selection of Underlying Portfolios may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

PORTFOLIO SERVICES

Buying and Selling Shares

Each AXA Allocation Portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The AXA Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The AXA Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the portfolios. Excessive purchases and redemptions of shares of a portfolio may adversely affect portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g., Multimanager International Equity Portfolio, EQ/AllianceBernstein International Portfolio, EQ/International Growth Portfolio), the securities of small- and mid-capitalization companies (e.g., Multimanager Mid Cap Growth Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Franklin Small Cap Value Portfolio) or high-yield securities (e.g., Multimanager Multi-Sector Bond Portfolio and EQ/Caywood-Scholl High-Yield Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in portfolio shares. As a general matter, each portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

PORTFOLIO SERVICES (cont’d)

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. The Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers and redemptions of portfolio shares also apply to retirement plan participants, but do not apply to transfers and redemptions of Underlying Portfolio shares by AXA Equitable’s funds of funds (including those in this prospectus).

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation
The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

PORTFOLIO SERVICES (cont’d)

•	The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

•

An Underlying Portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares because foreign securities sometimes trade on days when a fund’s shares are not priced.

Shares of the Underlying Portfolios held by the AXA Allocation Portfolios are valued at their net asset value. Generally, other portfolio securities and assets of the AXA Allocation Portfolios as well as the portfolio securities and assets of the Underlying Portfolios are valued as follows:

•

Equity securities (including securities issued by exchange traded funds (“ETFs”)) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the portfolio’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds held by a portfolio (other than ETFs) will be valued at the net asset value of the shares of such funds as described in the applicable funds’ prospectuses.

•

Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the portfolio’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small-capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s NAV by those traders.

Dividends and Other Distributions

The AXA Allocation Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a portfolio are automatically reinvested at net asset value in shares of that portfolio.

PORTFOLIO SERVICES (cont’d)

Tax Consequences

Each AXA Allocation Portfolio is treated as a separate corporation and intends to continue to qualify to be treated as a regulated investment company for federal tax purposes. A portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each portfolio will be operated to have no federal tax liability, if any portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent any portfolio invests in foreign securities or holds (and certain other requirements) foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

It is important for each AXA Allocation Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the portfolio meet investment diversification rules for separate accounts. If a portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors the portfolios’ compliance with all of the regulated investment company rules and separate accounts investment diversification rules.

Contract holders seeking to more fully understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The AXA Allocation Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, affiliates of AXA Equitable, the Co-distributors. The Co-distributors may receive payments from certain Sub-advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Sub-advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Sub-advisers with increased access to persons involved in the distribution of the Contracts. The Co-distributors also may receive other marketing support from the Sub-advisers in connection with the distribution of the Contracts.

DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s (“S&P”) to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index)

Covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, taxable municipal securities agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, and BBB- or better by S&P, have a fixed coupon rate, and be U.S. dollar denominated.

Morgan Stanley Capital International EAFE Index

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. The EAFE index assumes dividends are reinvested net of withholding taxes and does not reflect any fees and expenses.

Conservative Allocation Composite Index

The Conservative Allocation Composite Index (“Conservative Composite”) is a hypothetical representation of the performance of the Fund’s asset classes according to their respective weightings in the Fund’s target range. From July 31, 2003 (inception) to May 31, 2006, the Conservative Composite was comprised of the S&P 500 Index (20%) and the Barclays Capital U.S. Aggregate Bond Index (80%). As of June 1, 2006, the Conservative Composite is comprised of the S&P 500 Index (15%), MSCI EAFE Index (5%) and the Barclays Capital U.S. Aggregate Bond Index (80%).

Conservative-Plus Allocation Composite Index

The Conservative-Plus Allocation Composite Index (“Conservative-Plus Composite”) is a hypothetical representation of the performance of the Fund’s asset classes according to their respective weightings in the Fund’s target range. From July 31, 2003 (inception) to May 31, 2006, the Conservative Composite was comprised of the S&P 500 Index (40%) and the Barclays Capital U.S. Aggregate Bond Index (60%). As of June 1, 2006, the Conservative-Plus Composite is comprised of the S&P 500 Index (30%), MSCI EAFE Index (10%) and the Barclays Capital U.S. Aggregate Bond Index (60%).

Moderate Allocation Composite Index

The Moderate Allocation Composite Index (“Moderate Composite”) is a hypothetical representation of the performance of the Fund’s asset classes according to their respective weightings in the Fund’s target range. From January 27, 1986 (inception) to June 30, 2006, the Moderate Composite was comprised of the S&P 500 Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%). As of July 1, 2006, the Moderate Composite is comprised of the S&P 500 Index (35%), MSCI EAFE Index (15%) and the Barclays Capital U.S. Aggregate Bond Index (50%).

Moderate-Plus Allocation Composite Index

The Moderate-Plus Allocation Composite Index (“Moderate-Plus Composite”) is a hypothetical representation of the performance of the Fund’s asset classes according to their respective weightings in the Fund’s target range. From July 31, 2003 (inception) to August 31, 2005, the Moderate-Plus Composite was comprised of the S&P 500 Index (60%), MSCI EAFE Index (15%) and the Barclays Capital U.S. Aggregate Bond Index (25%). As of September 1, 2005, the Moderate-Plus Composite is comprised of the S&P 500 Index (50%), MSCI EAFE Index (20%) and the Barclays Capital U.S. Aggregate Bond Index (30%).

Aggressive Allocation Composite Index

The Aggressive Allocation Composite Index (“Aggressive Composite”) is a hypothetical representation of the performance of the Fund’s asset classes according to their respective weightings in the Fund’s target range. From July 31, 2003 (inception) to June 30, 2005, the Aggressive Composite was comprised of the S&P 500 Index (75%), MSCI EAFE Index (15%) and the Barclays Capital U.S. Aggregate Bond Index (10%). As of July 1, 2005, the Aggressive Composite is comprised of the S&P 500 Index (65%), MSCI EAFE Index (25%) and the Barclays Capital U.S. Aggregate Bond Index (10%).

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the AXA Allocation Portfolios’ Class A and Class B shares. The financial information in the table below is for the past five (5) years. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

AXA Conservative Allocation Portfolio

	Class A
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$10.90	$10.87	$10.69	$10.80	$10.45

Income (loss) from investment operations:
Net investment income	0.53	0.47	0.41	0.34	0.38
Net realized and unrealized gain (loss) on investments	(1.71)	0.18	0.30	(0.04)	0.28

Total from investment operations	(1.18)	0.65	0.71	0.30	0.66

Less distributions:
Dividends from net investment income	(0.46)	(0.43)	(0.38)	(0.30)	(0.30)
Distributions from net realized gains	(0.13)	(0.19)	(0.15)	(0.11)	(0.01)

Total dividends and distributions	(0.59)	(0.62)	(0.53)	(0.41)	(0.31)

Net asset value, end of year	$9.13	$10.90	$10.87	$10.69	$10.80

Total return	(10.79)%	6.11%	6.55%	2.78%	6.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,472	$9,015	$4,999	$3,054	$2,071
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (b)	0.30%	0.31%	0.32%	0.32%	0.51%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	5.12%	4.17%	3.80%	3.17%	3.50%
Before waivers and reimbursements (b)	4.92%	3.96%	3.58%	2.95%	3.09%
Portfolio turnover rate	59%	39%	55%	101%	18%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02	$0.04

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative Allocation Portfolio (continued)

	Class B
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$10.90	$10.87	$10.69	$10.80	$10.45

Income (loss) from investment operations:
Net investment income	0.58	0.45	0.38	0.32	0.35
Net realized and unrealized gain (loss) on investments	(1.78)	0.17	0.30	(0.05)	0.28

Total from investment operations	(1.20)	0.62	0.68	0.27	0.63

Less distributions:
Dividends from net investment income	(0.44)	(0.40)	(0.35)	(0.27)	(0.27)
Distributions from net realized gains	(0.13)	(0.19)	(0.15)	(0.11)	(0.01)

Total dividends and distributions	(0.57)	(0.59)	(0.50)	(0.38)	(0.28)

Net asset value, end of year	$9.13	$10.90	$10.87	$10.69	$10.80

Total return	(11.02)%	5.74%	6.37%	2.52%	6.02%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,443,563	$585,489	$339,978	$217,999	$109,357
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (b)	0.55%	0.56%	0.57%	0.57%	0.76%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	5.69%	4.02%	3.48%	2.92%	3.25%
Before waivers and reimbursements (b)	5.50%	3.81%	3.26%	2.70%	2.84%
Portfolio turnover rate	59%	39%	55%	101%	18%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02	$0.04

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative-Plus Allocation Portfolio

	Class A
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$11.59	$11.61	$11.16	$11.22	$10.66

Income (loss) from investment operations:
Net investment income	0.44	0.43	0.36	0.30	0.33
Net realized and unrealized gain (loss) on investments	(2.65)	0.23	0.65	0.09	0.52

Total from investment operations	(2.21)	0.66	1.01	0.39	0.85

Less distributions:
Dividends from net investment income	(0.38)	(0.42)	(0.36)	(0.25)	(0.28)
Distributions from net realized gains	(0.27)	(0.26)	(0.20)	(0.20)	(0.01)

Total dividends and distributions	(0.65)	(0.68)	(0.56)	(0.45)	(0.29)

Net asset value, end of year	$8.73	$11.59	$11.61	$11.16	$11.22

Total return	(19.24)%	5.73%	9.06%	3.53%	7.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$42,358	$10,943	$5,544	$3,466	$1,403
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (b)	0.30%	0.29%	0.28%	0.29%	0.40%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	4.29%	3.58%	3.10%	2.74%	3.01%
Before waivers and reimbursements (b)	4.10%	3.39%	2.91%	2.55%	2.71%
Portfolio turnover rate	51%	21%	20%	64%	5%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02	$0.03

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative-Plus Allocation Portfolio (continued)

	Class B
	Year Ended December 31,
	2008(a)		2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$11.59		$11.61	$11.16	$11.22	$10.66

Income (loss) from investment operations:
Net investment income	0.35		0.37	0.33	0.27	0.30
Net realized and unrealized gain (loss) on investments	(2.58)		0.26	0.64	0.09	0.52

Total from investment operations	(2.23)		0.63	0.97	0.36	0.82

Less distributions:
Dividends from net investment income	(0.36)		(0.39)	(0.32)	(0.22)	(0.25)
Distributions from net realized gains	(0.27)		(0.26)	(0.20)	(0.20)	(0.01)

Total dividends and distributions	(0.63)		(0.65)	(0.52)	(0.42)	(0.26)

Net asset value, end of year	$8.73		$11.59	$11.61	$11.16	$11.22

Total return	(19.45)%		5.46%	8.78%	3.27%	7.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,369,870		$1,150,399	$809,200	$487,000	$214,970
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.35%		0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (b)	0.55	%(c)	0.54%	0.53%	0.54%	0.65%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	3.37%		3.07%	2.84%	2.49%	2.76%
Before waivers and reimbursements (b)	3.18%		2.88%	2.65%	2.30%	2.46%
Portfolio turnover rate	51%		21%	20%	64%	5%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02		$0.02	$0.02	$0.02	$0.03

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate Allocation Portfolio

	Class A
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$17.10	$16.93	$15.88	$15.51	$14.63

Income (loss) from investment operations:
Net investment income	0.48	0.45	0.39	0.33	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.57)	0.65	1.29	0.46	1.06

Total from investment operations	(4.09)	1.10	1.68	0.79	1.31

Less distributions:
Dividends from net investment income	(0.57)	(0.60)	(0.49)	(0.42)	(0.43)
Distributions from net realized gains	(0.62)	(0.33)	(0.14)	—	—

Total dividends and distributions	(1.19)	(0.93)	(0.63)	(0.42)	(0.43)

Net asset value, end of year	$11.82	$17.10	$16.93	$15.88	$15.51

Total return	(24.29)%	6.56%	10.58%	5.06%	8.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,494,212	$3,143,322	$3,103,418	$3,052,781	$3,160,074
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.10%	0.10%	0.10%	0.10%	0.10%
After waivers, reimbursements and fees paid indirectly (b)	0.10%	0.10%	0.10%	0.10%	0.09%
Before waivers, reimbursements and fees paid indirectly (b)	0.27%	0.27%	0.27%	0.27%	0.26%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	3.19%	2.58%	2.36%	2.11%	1.65%
After waivers, reimbursements and fees paid indirectly (b)	3.19%	2.58%	2.36%	2.11%	1.66%
Before waivers, reimbursements and fees paid indirectly (b)	3.02%	2.41%	2.20%	1.94%	1.49%
Portfolio turnover rate	34%	9%	19%	34%	— ‡%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.03	$0.03	$0.03	$0.02

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate Allocation Portfolio (continued)

	Class B
	Year Ended December 31,
	2008(a)		2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$17.01		$16.84	$15.79	$15.43	$14.55

Income (loss) from investment operations:
Net investment income	0.48		0.45	0.37	0.27	0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.57)		0.60	1.26	0.46	1.06

Total from investment operations	(4.09)		1.05	1.63	0.73	1.27

Less distributions:
Dividends from net investment income	(0.54)		(0.55)	(0.44)	(0.37)	(0.39)
Distributions from net realized gains	(0.62)		(0.33)	(0.14)	—	—

Total dividends and distributions	(1.16)		(0.88)	(0.58)	(0.37)	(0.39)

Net asset value, end of year	$11.76		$17.01	$16.84	$15.79	$15.43

Total return	(24.46)%		6.31%	10.34%	4.74%	8.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,897,027		$6,289,959	$4,867,869	$3,518,020	$2,341,547
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.35%		0.35%	0.35%	0.35%	0.35%
After waivers, reimbursements and fees paid indirectly (b)	0.35%		0.35%	0.35%	0.35%	0.34%
Before waivers, reimbursements and fees paid indirectly (b)	0.52	%(c)	0.52%	0.52%	0.52%	0.51%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	3.23%		2.57%	2.26%	1.86%	1.40%
After waivers, reimbursements and fees paid indirectly (b)	3.23%		2.57%	2.26%	1.86%	1.41%
Before waivers, reimbursements and fees paid indirectly (b)	3.05%		2.40%	2.09%	1.69%	1.24%
Portfolio turnover rate	34%		9%	19%	34%	— ‡%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03		$0.03	$0.03	$0.03	$0.02

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate-Plus Allocation Portfolio

	Class A
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$13.95	$13.89	$12.60	$12.25	$11.17

Income (loss) from investment operations:
Net investment income	0.25	0.32	0.32	0.23	0.26
Net realized and unrealized gain (loss) on investments	(4.55)	0.60	1.52	0.62	1.07

Total from investment operations	(4.30)	0.92	1.84	0.85	1.33

Less distributions:
Dividends from net investment income	(0.28)	(0.43)	(0.33)	(0.25)	(0.25)
Distributions from net realized gains	(0.61)	(0.43)	(0.22)	(0.25)	— #

Total dividends and distributions	(0.89)	(0.86)	(0.55)	(0.50)	(0.25)

Net asset value, end of year	$8.76	$13.95	$13.89	$12.60	$12.25

Total return	(31.63)%	6.68%	14.77%	6.97%	12.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$225,734	$198,686	$100,459	$37,779	$13,194
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (b)	0.27%	0.27%	0.27%	0.27%	0.30%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	2.17%	2.20%	2.38%	1.84%	2.24%
Before waivers and reimbursements (b)	2.00%	2.03%	2.22%	1.67%	2.04%
Portfolio turnover rate	35%	8%	4%	29%	— ‡%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02	$0.02

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate-Plus Allocation Portfolio (continued)

	Class B
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$13.95	$13.89	$12.60	$12.25	$11.17

Income (loss) from investment operations:
Net investment income	0.21	0.26	0.26	0.20	0.23
Net realized and unrealized gain (loss) on investments	(4.54)	0.62	1.55	0.62	1.07

Total from investment operations	(4.33)	0.88	1.81	0.82	1.30

Less distributions:
Dividends from net investment income	(0.25)	(0.39)	(0.30)	(0.22)	(0.22)
Distributions from net realized gains	(0.61)	(0.43)	(0.22)	(0.25)	— #

Total dividends and distributions	(0.86)	(0.82)	(0.52)	(0.47)	(0.22)

Net asset value, end of year	$8.76	$13.95	$13.89	$12.60	$12.25

Total return	(31.81)%	6.41%	14.48%	6.70%	11.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,914,572	$10,665,262	$6,607,618	$2,956,385	$1,003,694
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (b)	0.52%	0.52%	0.52%	0.52%	0.55%
Ratio of net investment income to average net assets:
After waivers and reimbursements (b)	1.83%	1.83%	1.95%	1.59%	1.99%
Before waivers and reimbursements (b)	1.65%	1.66%	1.79%	1.42%	1.79%
Portfolio turnover rate	35%	8%	4%	29%	— ‡%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02	$0.02

FINANCIAL HIGHLIGHTS (cont’d)

AXA Aggressive Allocation Portfolio

	Class A
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$14.68	$14.71	$12.96	$12.44	$11.26

Income (loss) from investment operations:
Net investment income	0.15	0.22	0.24	0.19	0.11
Net realized and unrealized gain (loss) on investments	(5.71)	0.71	2.10	0.84	1.26

Total from investment operations	(5.56)	0.93	2.34	1.03	1.37

Less distributions:
Dividends from net investment income	(0.19)	(0.40)	(0.30)	(0.24)	(0.18)
Distributions from net realized gains	(0.78)	(0.56)	(0.29)	(0.27)	(0.01)

Total dividends and distributions	(0.97)	(0.96)	(0.59)	(0.51)	(0.19)

Net asset value, end of year	$8.15	$14.68	$14.71	$12.96	$12.44

Total return	(39.05)%	6.43%	18.22%	8.27%	12.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$75,827	$97,742	$51,217	$18,069	$5,704
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (b)	0.28%	0.27%	0.28%	0.29%	0.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (b)	1.27%	1.41%	1.72%	1.50%	0.91%
Before waivers and reimbursements (b)	1.09%	1.23%	1.54%	1.31%	0.62%
Portfolio turnover rate	39%	10%	6%	50%	2%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.03	$0.02	$0.02	$0.03

FINANCIAL HIGHLIGHTS (cont’d)

AXA Aggressive Allocation Portfolio (continued)

	Class B
	Year Ended December 31,
	2008(a)	2007(a)	2006(a)	2005(a)	2004(a)
Net asset value, beginning of year	$14.68	$14.71	$12.96	$12.43	$11.26

Income (loss) from investment operations:
Net investment income	0.14	0.18	0.18	0.17	0.08
Net realized and unrealized gain (loss) on investments	(5.72)	0.71	2.13	0.84	1.25

Total from investment operations	(5.58)	0.89	2.31	1.01	1.33

Less distributions:
Dividends from net investment income	(0.17)	(0.36)	(0.27)	(0.21)	(0.15)
Distributions from net realized gains	(0.78)	(0.56)	(0.29)	(0.27)	(0.01)

Total dividends and distributions	(0.95)	(0.92)	(0.56)	(0.48)	(0.16)

Net asset value, end of year	$8.15	$14.68	$14.71	$12.96	$12.43

Total return	(39.21)%	6.16%	17.92%	8.08%	11.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,426,997	$3,038,613	$1,595,326	$609,650	$241,623
Ratio of expenses to average net assets:
After waivers and reimbursements (b)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (b)	0.53%	0.52%	0.53%	0.54%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (b)	1.18%	1.17%	1.30%	1.25%	0.66%
Before waivers and reimbursements (b)	1.01%	1.00%	1.12%	1.06%	0.37%
Portfolio turnover rate	39%	10%	6%	50%	2%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.03	$0.02	$0.02	$0.03

#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Net investment income and capital changes are based on average shares outstanding.
(b)	Expenses do not include the expenses of the underlying funds.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.

If you would like more information about the AXA Allocation Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the AXA Allocation Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the portfolios’ SAI.

To order a free copy of the AXA Allocation Portfolios’ SAI and/or Annual and Semi-Annual Report, request other information about a portfolio, or make other shareholder inquiries, contact your financial professional, or the AXA Allocation Portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 877-222-2144

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the AXA Allocation Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the IDEA database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street NE

Washington, D.C. 20549-0102

AXA Premier VIP Trust

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

(Investment Company Act File No. 811-10509)

© 2009 AXA Premier VIP Trust